Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases	Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2022	December 31, 2021

Operating lease right of use assets	$405,446	$416,383

Current portion of operating lease liabilities	69,322	76,778
Non-current portion of operating lease liabilities	344,585	386,644
Total operating lease liabilities	$413,907	$463,422

Weighted average remaining lease term (years)	4.70	4.92
Weighted average discount rate	3.71%	2.91%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2022
2023	$81,344
2024	60,853
2025	49,060
2026	41,873
2027	36,953
2028 and thereafter	$237,681
Total lease payments	$507,764
Less imputed interest	93,857
Total	$413,907